GENERAL AND ADMINSTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
General and Administrative Expenses	General and Administrative Expenses

		Years ended December 31,
	Notes	2024	2023
Salaries		$24.8	$28.4
Restructuring costs		5.4	2.7
Directors' fees and expenses		1.0	1.4
Professional and consulting fees		8.6	9.2
Other administration costs		2.9	2.3
Share-based compensation		5.0	5.6
(Gain) loss on cash flow hedges		—	(0.2)
Depreciation expense		1.2	1.4
		$48.9	$50.8